REVENUE (Narrative) (Details) oz in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($)
Revenue Disclosure [Abstract]
Revenue | $	$ 43,510	$ 0
Gold ounces sold	11,400
Silver ounces sold	1,100